Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”):

Re: Wells Fargo Commercial Mortgage Trust 2024-GRP – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Gerrity Retail Portfolio Annex.xlsx” provided by the Company on September 30, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 10 related mortgaged properties (“Mortgaged Properties”) as of October 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Wells Fargo Commercial Mortgage Trust 2024-GRP, Commercial Mortgage Pass-Through Certificates, Series 2024-GRP (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the SOFR rate of 4.850% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed SOFR and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

September 30, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Address	Appraisal
City	Appraisal
State	Appraisal
County	Appraisal
Zip	Appraisal
Market	Final Underwriting File
# of Buildings	Appraisal
Property Type	Appraisal
Property Sub type	Appraisal
Anchor Tenant	Appraisal
Occupancy %	Underwritten Rent Roll
Occupancy % as of Date	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Provided by the Company
Guarantor	Draft Loan Agreement
SF	Underwritten Rent Roll
Loan Purpose	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
Fully Extended Maturity Date or Anticipated Repayment Date	Provided by the Company
Mortgage Rate Index	Draft Loan Agreement
Mortgage Loan Spread	Provided by the Company
Assumed SOFR Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
A-1

ATTACHMENT A

Attribute	Source Document(s)
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Rate Type	Draft Loan Agreement
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Allocated Loan Amount	Provided by the Company
Original Principal Balance	Provided by the Company
Loan Level Cut-Off Date Balance	Provided by the Company
Property Level Cut-Off Date Balance	Provided by the Company
Loan Level Maturity Date Balance	Provided by the Company
Property Level Maturity Date Balance	Provided by the Company
Prepayment Restriction Code	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Original) (months)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period (months)	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
Appraisal Valuation Date	Appraisal
Appraised Value	Appraisal
As-Is Appraisal Valuation Date	Appraisal
A-2

ATTACHMENT A

Attribute	Source Document(s)
As-Is Appraised Value	Appraisal
Value Upon Stabilization	Appraisal
Stabilization Date	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
Year Built / Renovated	Appraisal
Parking Spaces	Appraisal
Land Size (Acres)	Appraisal
WA Lease Commencement	Underwritten Rent Roll
WA Lease Exp.	Underwritten Rent Roll
Tenant Sales (2021)	Underwritten Rent Roll
Tenant Sales (2022)	Underwritten Rent Roll
Tenant Sales (2023)	Underwritten Rent Roll
3-Mile Pop.	Preliminary Underwriting File
5-Mile Pop.	Preliminary Underwriting File
10-Mile Pop.	Preliminary Underwriting File
3-Mile Median HH Income	Preliminary Underwriting File
5-Mile Median HH Income	Preliminary Underwriting File
10-Mile Median HH Income	Preliminary Underwriting File
3-Mile Average HH Income	Preliminary Underwriting File
5-Mile Average HH Income	Preliminary Underwriting File
10-Mile Average HH Income	Preliminary Underwriting File
In-Place Base Rent	Final Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
Year 1 Rent Bumps	Final Underwriting File
Percentage Rent	Final Underwriting File
Credit Tenant Rent Steps	Final Underwriting File
Total Rental Revenue	Final Underwriting File
Gross Up Vacant Rent	Final Underwriting File
Gross Up Vacant Recoveries	Final Underwriting File
CAM Recoveries	Final Underwriting File
Gross Potential Income	Final Underwriting File
Vacancy	Final Underwriting File
Net Rental Income	Final Underwriting File
Other Income	Final Underwriting File
Effective Gross Income	Final Underwriting File
Real Estate Taxes	Final Underwriting File
Other Expenses	Final Underwriting File
Insurance	Final Underwriting File
Management Fee	Final Underwriting File
Total Expenses	Final Underwriting File
UW NOI	Final Underwriting File
Replacement Reserves	Final Underwriting File
Tenant Improvements	Final Underwriting File
Leasing Commissions	Final Underwriting File
Total CapEx	Final Underwriting File
UW NCF	Final Underwriting File
Loan Cross Portfolio Name	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
A-4

ATTACHMENT A

Attribute	Source Document(s)
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Cash Management Agreement
Cash Management	Draft Cash Management Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Springing Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
Springing TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Draft Loan Agreement
Whole Loan Original Principal Balance	Provided by the Company
Whole Loan Cut-Off Date Balance	Draft Loan Agreement
Whole Loan Maturity Date Balloon Payment	Draft Loan Agreement
Trust Notes Original Balance	Draft Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Trust Notes Cut-off Date Balance	Draft Loan Agreement
Trust Notes Maturity Date Balloon Payment	Draft Loan Agreement
Trust A Notes Original Principal Balance	Draft Loan Agreement
Trust A Notes Cut-Off Date Balance	Draft Loan Agreement
Junior Notes Original Balance	Draft Loan Agreement
Junior Notes Cut-off Date Balance	Draft Loan Agreement
Companion Notes Original Balance	Draft Loan Agreement
Companion Notes Cut-off Date Balance	Draft Loan Agreement
Companion Notes Description	Draft Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Draft Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Date	Phase I Environmental Report
Phase II Performed	Phase II Environmental Report
Engineering Report Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
A-6

ATTACHMENT A

Attribute	Source Document(s)
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Tenant SqFt	Underwritten Rent Roll
Second Largest Tenant Exp. Date	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Tenant SqFt	Underwritten Rent Roll
Third Largest Tenant Exp. Date	Underwritten Rent Roll
Fourth Largest Tenant Name	Underwritten Rent Roll
Fourth Largest Tenant SqFt	Underwritten Rent Roll
Fourth Largest Tenant Exp. Date	Underwritten Rent Roll
Fifth Largest Tenant Name	Underwritten Rent Roll
Fifth Largest Tenant SqFt	Underwritten Rent Roll
Fifth Largest Tenant Exp. Date	Underwritten Rent Roll
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied by Interest Accrual Basis multiplied by Mortgage Rate, divided by 12
Assumed Interest Rate at Cap	Assumed SOFR Cap plus Mortgage Loan Spread
Mortgage Rate	Assumed SOFR plus Mortgage Loan Spread
Allocated Loan Amount %	Allocated Loan Amount for each Mortgaged Property, divided by the total Allocated Loan Amount for the applicable Mortgage Loan
% of Aggregate Cut-off Date Balance	Property Level Cut-Off Date Balance for each Mortgaged Property, divided by the total Property Level Cut-Off Date Balance for the applicable Mortgage Loan
% of Aggregate Maturity Date Balance	Property Level Maturity Date Balance for each Mortgaged Property, divided by the total Property Level Maturity Date Balance for the applicable Mortgage Loan
Amortization Term (Remaining) (months).	Amortization Term (Original) (months) minus Seasoning (months), but shown as NAP if Loan Amortization Type is “Interest-Only”
Loan Term (Original) (months)	Number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Loan Term (Remaining) (months)	Loan Term (Original) (months) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by Appraised Value
LTV Ratio at Maturity or ARD	Loan Level Maturity Date Balance divided by Value Upon Stabilization
Cut-Off Date As-Is LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value
As-Is LTV Ratio at Maturity or ARD	Loan Level Maturity Date Balance divided by As-Is Appraised Value
UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount times 12
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Loan Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Loan Level Cut-Off Date Balance
% of Total NCF	UW NCF for each Mortgaged Property, divided by the total UW NCF for the applicable Mortgage Loan

B-2